CONDENSED BALANCE SHEETS	Sep. 30, 2022 USD ($)
Current assets
Cash	$ 29,502
Prepaid expenses	53,333
Total Current Assets	82,835
Marketable securities held in Trust Account	116,831,001
TOTAL ASSETS	116,913,836
Current liabilities
Accrued expenses	1,050,428
Income taxes payable	69,477
Promissory note	436,077
Total Current Liabilities	1,555,982
Warrant Liabilities	1,884,800
TOTAL LIABILITIES	3,440,782
Commitments and Contingencies
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(2,938,708)
TOTAL STOCKHOLDERS' DEFICIT	(2,938,420)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS' DEFICIT	116,913,836
Class B Common Stock
STOCKHOLDERS' DEFICIT
Common stock value	288
Class A common stock subject to possible redemption
Current liabilities
Class A common stock subject to possible redemption, $0.0001 par value; 11,500,000 shares at $10.12 and $10.10 redemption value at September 30, 2022 and December 31, 2021, respectively	$ 116,411,474